Note 7 - Risk Management -Liquidity Risk - Loans to Stable Customer Deposits (LtSCD) (Details)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
LtSCD Line Items
Average LtSCD	108%	106%	110%
BBVA Eurozone [Member]
LtSCD Line Items
Average LtSCD	108%	101%	108%
BBVA Bancomer [Member]
LtSCD Line Items
Average LtSCD	116%	114%	109%
Compass [Member]
LtSCD Line Items
Average LtSCD	111%	119%	109%
Garanti Bank [Member]
LtSCD Line Items
Average LtSCD	99%	110%	122%
Other LMU [Member]
LtSCD Line Items
Average LtSCD	103%	99%	108%